Loans Held for Investment, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of loans held for investment at fair value
Loans held for investment, at fair value, consisted of the following for the dates indicated (in thousands):

	December 31, 2022	December 31, 2021
Loans held for investment - UPB:
Reverse mortgage loans	$724,800	$815,426
Commercial mortgage loans	143,373	89,267
Fair value adjustments	39,825	126,635
Total loans held for investment, at fair value	$907,998	$1,031,328